Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for taxes
Current taxes	$ 967	$ 1,278	$ 867
Deferred taxes	63	(34)	151
Tax expense from continuing operations	1,030	1,244	1,018
Tax benefit from discontinued operations		(1)	(3)
Reconciliation of taxes:
Income from continuing operations before taxes	3,838	4,550	3,740
Weighted-average tax rate (as a percent)	23.60%	24.90%	25.30%
Taxes at weighted-average tax rate	906	1,134	945
Items taxed at rates other than the weighted-average tax rate	60	103	(21)
Changes in valuation allowance, net	44	(22)	60
Changes in tax laws and enacted tax rates	(27)	(17)	6
Other, net	47	46	28
Tax expense from continuing operations	1,030	1,244	1,018
Effective tax rate for the year (as a percent)	26.80%	27.30%	27.20%
Reconciliation of taxes, non deductible expenses	94	60	45
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	108	97	88
Deferred tax assets:
Unused tax losses and credits	1,009	963
Pension and other accrued liabilities	1,395	1,064
Inventories	287	276
Property, plant and equipment	125	192
Other	104	134
Total gross deferred tax asset	2,920	2,629
Valuation allowance	(550)	(375)
Total gross deferred tax asset, net of valuation allowance	2,370	2,254
Deferred tax liabilities:
Property, plant and equipment	(1,366)	(1,037)
Pension and other accrued liabilities	(252)	(164)
Inventories	(118)	(152)
Other current assets	(169)	(220)
Unremitted earnings	(766)	(213)
Other	(26)	(60)
Total gross deferred tax liability	(2,697)	(1,846)
Net deferred tax asset (liability)	(327)	408
Decrease in Net deferred tax asset (liability) due to business combinations	870
Unremitted earnings related to business combinations	475
Included in:
"Deferred taxes"-current assets	869	932
"Deferred taxes"-non-current assets	334	318
"Deferred taxes"-current liabilities	(270)	(305)
"Deferred taxes"-non-current liabilities	(1,260)	(537)
Net deferred tax asset (liability)	(327)	408
Foreign subsidiary retained earnings permanently reinvested	400	400
Unused tax losses and credits, valuation allowance	155	166
Increase in valuation allowance arising upon business combinations	102
Net operating loss carry-forwards, available to certain subsidiaries	2,749
Tax credits, available to certain subsidiaries	190
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	653	714	712
Net change due to acquisitions and divestments, Unrecognized tax benefits	10	9	5
Increase relating to prior year tax positions, Unrecognized tax benefits	51	52	56
Decrease relating to prior year tax positions, Unrecognized tax benefits	(73)	(31)	(32)
Increase relating to current year tax positions, Unrecognized tax benefits	141	128	114
Decrease related to current year tax positions, Unrecognized tax benefits	(3)	(2)	(15)
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(89)	(78)	(40)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(29)	(135)	(72)
Exchange rate differences, Unrecognized tax benefits	8	(4)	(14)
Unrecognized tax benefits, balance at end of period	669	653	714
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	169	178	176
Net change due to acquisitions and divestments, penalties and interest		2
Increase relating to prior year tax positions, penalties and interest	26	61	38
Decrease relating to prior year tax positions, penalties and interest	(56)	(11)	(6)
Increase relating to current year tax positions, penalties and interest	1	2	5
Decrease related to current year tax positions, penalties and interest			(4)
Decrease due to settlements with tax authorities, penalties and interest	(11)	(27)	(9)
Decrease as a result of the applicable statute of limitations, penalties and interest	(7)	(35)	(21)
Exchange rate differences, penalties and interest	5	(1)	(1)
Ending balance of penalties and interest related to unrecognized tax benefits	127	169	178
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	822	892	888
Net change due to acquisitions and divestments	10	11	5
Increase relating to prior year tax positions	77	113	94
Decrease relating to prior year tax positions	(129)	(42)	(38)
Increase relating to current year tax positions	142	130	119
Decrease related to current year tax positions	(3)	(2)	(19)
Decrease due to settlements with tax authorities	(100)	(105)	(49)
Decrease as a result of the applicable statute of limitations	(36)	(170)	(93)
Exchange rate differences	13	(5)	(15)
Balance at end, which would, if recognized, affect the effective tax rate	796	822	892
Expiring through 2032
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,782
Tax credits, available to certain subsidiaries	$ 180